Friends Ivory Funds
                                   Semi-Annual
                                     Report
                                December 31, 2001
                                   (Unaudited)

                      [Friends, Ivory & Sime Logo Omitted]

TABLE OF CONTENTS





                                                                            Page
Statements of Net Assets:
   Social Awareness Fund ..................................................    1
   European Social Awareness Fund .........................................    4
Statements of Operations ..................................................    9
Statements of Changes in Net Assets .......................................   10
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   14
How to Obtain More Information About
  Friends Ivory Funds ............................................... Back Cover

STATEMENT OF NET ASSETS
Friends Ivory Funds -- December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

                                                                          VALUE
SOCIAL AWARENESS FUND                                      SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.8%)
BASIC MATERIALS (2.0%)
   Alcoa ................................................  11,080       $    394
                                                                        --------
COMMUNICATION SERVICES (5.8%)
   SBC Communications ...................................   8,151            320
   Verizon Communications ...............................   8,600            408
   WorldCom - WorldCom Group* ...........................  30,200            425
                                                                        --------
                                                                           1,153
                                                                        --------
COMPUTER SOFTWARE (9.4%)
   Microsoft* ...........................................  17,250          1,143
   Oracle* ..............................................  24,500            338
   Veritas Software* ....................................   8,375            376
                                                                        --------
                                                                           1,857
                                                                        --------
CONSUMER STAPLES (13.2%)
   Coca-Cola ............................................  10,400            490
   Colgate-Palmolive ....................................   4,900            283
   Johnson & Johnson ....................................  11,720            693
   PepsiCo ..............................................   7,100            346
   Procter & Gamble .....................................   7,400            585
   Sysco ................................................   7,600            199
                                                                        --------
                                                                           2,596
                                                                        --------
FINANCE (18.3%)
   American Express .....................................   6,300            225
   American International Group .........................   8,512            676
   Bank of New York .....................................   8,140            332
   Citigroup ............................................  16,000            808
   Fannie Mae ...........................................   6,350            505
   JP Morgan Chase ......................................   9,700            352
   Mellon Financial .....................................   5,000            188
   Wells Fargo ..........................................  12,250            532
                                                                        --------
                                                                           3,618
                                                                        --------
                                             [Friends, Ivory Funds Logo Omitted]

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2

STATEMENT OF NET ASSETS
Friends Ivory Funds-- December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

                                                                          VALUE
SOCIAL AWARENESS FUND (CONTINUED)                          SHARES         (000)
--------------------------------------------------------------------------------

HEALTH CARE/PHARMACEUTICALS (10.7%)
   Amgen* ...............................................   5,100       $    288
   Bristol-Myers Squibb .................................  10,400            530
   Medtronic ............................................   8,750            448
   Merck ................................................   9,350            550
   Schering-Plough ......................................   8,150            292
                                                                        --------
                                                                           2,108
                                                                        --------
INDUSTRIAL (4.7%)
   Applied Materials* ...................................   8,400            337
   Illinois Tool Works ..................................   8,800            596
                                                                        --------
                                                                             933
                                                                        --------
MULTIMEDIA (6.8%)
   AOL Time Warner* .....................................  20,925            672
   Viacom, Cl B* ........................................  15,050            664
                                                                        --------
                                                                           1,336
                                                                        --------
PETROLEUM & FUEL PRODUCTS (7.4%)
   Nabors Industries* ...................................  10,700            368
   Royal Dutch Petroleum, NY Shares .....................  15,100            740
   Schlumberger .........................................   6,300            346
                                                                        --------
                                                                           1,454
                                                                        --------
RETAIL (3.3%)
   McDonald's ...........................................   9,800            259
   Target ...............................................   9,700            398
                                                                        --------
                                                                             657
                                                                        --------
SERVICES (2.7%)
   Omnicom Group ........................................   5,885            526
                                                                        --------
TECHNOLOGY (12.7%)
   Cisco Systems* .......................................  26,350            477
   EMC* .................................................  11,300            152
   Intel ................................................  15,200            478
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                                                                              3

--------------------------------------------------------------------------------

                                                           SHARES/        VALUE
SOCIAL AWARENESS FUND (CONCLUDED)                         PAR (000)       (000)
--------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)
   International Business Machines ......................   5,000      $    605
   Sun Microsystems* ....................................  20,700           255
   Texas Instruments ....................................   9,900           277
   Xilinx* ..............................................   6,800           265
                                                                       --------
                                                                          2,509
                                                                       --------
TELEPHONES & TELECOMMUNICATION (0.8%)
   Sprint (PCS Group)* ..................................   6,500           159
                                                                       --------
Total Common Stock
   (Cost $23,651)                                                        19,300
                                                                       --------
TIME DEPOSIT (0.2%)
   Shorebank
     3.080%, 03/12/02 ...................................     $51            51
                                                                       --------
Total Time Deposit
   (Cost $51)                                                                51
                                                                       --------
Total Investments (98.0%)
   (Cost $23,702)                                                        19,351
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (2.0%)                                    387
                                                                       --------
NET ASSETS:
Portfolio capital of Advisor Shares
   (unlimited authorization -- no par value) based on
   2,909,255 outstanding shares of beneficial interest ..                28,825
Accumulated net investment loss .........................                   (19)
Accumulated net realized loss on investments ............                (4,717)
Net unrealized depreciation on investments ..............                (4,351)
                                                                        -------
Total Net Assets (100.0%)                                               $19,738
                                                                        =======
Net Asset Value, Offering and Redemption Price
   Per Share -- Advisor Shares                                            $6.78
                                                                        =======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             [Friends, Ivory Funds Logo Omitted]

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4

STATEMENT OF NET ASSETS
Friends Ivory Funds -- December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

                                                                          VALUE
EUROPEAN SOCIAL AWARENESS FUND                             SHARES         (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK (98.1%)
BELGIUM (1.4%)
   Dexia ................................................  17,722       $    255
                                                                        --------
DENMARK (0.9%)
   Vestas Wind Systems ..................................   6,369            174
                                                                        --------
FINLAND (3.0%)
   Nokia Oyj ............................................  21,226            547
                                                                        --------
FRANCE (13.5%)
   Aventis ..............................................   5,553            394
   Axa ..................................................  17,915            374
   Castorama Dubois Investissements  ....................   4,559            235
   L'OREAL ..............................................   6,146            443
   Orange* ..............................................  32,082            291
   Sanofi-Synthelabo ....................................   6,636            495
   Vivendi Universal ....................................   3,886            213
                                                                        --------
                                                                           2,445
                                                                        --------
GERMANY (7.7%)
   Allianz ..............................................   2,306            545
   Deutsche Bank ........................................   4,340            306
   Muenchener Ruckversicherungs .........................     934            254
   SAP ..................................................   2,168            284
                                                                        --------
                                                                           1,389
                                                                        --------
IRELAND (1.4%)
   CRH ..................................................  14,390            253
                                                                        --------
ITALY (5.4%)
   ACEA* ................................................  16,608            113
   Enel* ................................................  54,683            308
   TIM ..................................................  46,112            257
   Unicredito Italiano* .................................  73,361            295
                                                                        --------
                                                                             973
                                                                        --------
NETHERLANDS (10.8%)
   ING Groep ............................................  16,437            419
   Koninklijke Ahold ....................................   3,588            104
   Koninklijke Philips Electronics ......................   4,191            124


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                                                                              5

--------------------------------------------------------------------------------

EUROPEAN SOCIAL AWARENESS                                                VALUE
FUND (CONTINUED)                                           SHARES         (000)
--------------------------------------------------------------------------------

NETHERLANDS (CONTINUED)
   Royal Dutch Petroleum ................................  12,466       $    632
   TNT Post Group .......................................  14,402            312
   VNU ..................................................  11,968            368
                                                                        --------
                                                                           1,959
                                                                        --------
SPAIN (8.8%)
   Banco Bilbao Vizcaya Argentaria ......................  36,824            456
   Banco Santander Central Hispano ......................  51,703            433
   Telefonica* ..........................................  44,263            593
   Telefonica Publicidad e Informacion* .................  27,034            107
                                                                        --------
                                                                           1,589
                                                                        --------
SWITZERLAND (6.0%)
   Adecco ...............................................   3,630            197
   STMicroelectronics ...................................   6,759            217
   Synthes-Stratec ......................................     304            212
   UBS* .................................................   9,018            455
                                                                        --------
                                                                           1,081
                                                                        --------
UNITED KINGDOM (39.2%)
   Amersham .............................................  11,331            110
   Amvescap .............................................   7,819            113
   AstraZeneca ..........................................   6,535            295
   Barclays .............................................  12,557            416
   BG Group .............................................  58,431            238
   BP ...................................................  78,299            608
   Cadbury Schweppes ....................................  47,825            305
   Capita Group .........................................  58,934            420
   Centrica ............................................. 127,578            412
   Compass Group ........................................  58,096            435
   GlaxoSmithKline ......................................  26,971            676
   HBOS .................................................  11,532            134
   Logica ...............................................  22,198            207
   Marks & Spencer ......................................  11,845             62
   Prudential ...........................................  17,900            207
   Reuters Group ........................................  17,762            176
   Royal Bank of Scotland Group .........................  27,358            666

                                             [Friends, Ivory Funds Logo Omitted]

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6



STATEMENT OF NET ASSETS
Friends Ivory Funds-- December 31, 2001 (Unaudited)


--------------------------------------------------------------------------------

EUROPEAN SOCIAL AWARENESS                                  SHARES/       VALUE
FUND (CONTINUED)                                          PAR (000)       (000)
--------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
   Shire Pharmaceuticals* ...............................   4,309      $     54
   Tesco ................................................  97,724           354
   Vodafone Group ....................................... 408,986         1,070
   WPP Group ............................................  11,930           132
                                                                       --------
                                                                          7,090
                                                                       --------
Total Foreign Common Stock
   (Cost $19,570)                                                        17,755
                                                                       --------
TIME DEPOSIT (0.3%)
   Shorebank
     3.080%, 03/12/02 ...................................     $51            51
                                                                       --------
Total Time Deposit
   (Cost $51)                                                                51
                                                                       --------
Total Investments (98.4%)
   (Cost $19,621)                                                        17,806
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.6%)                                    299
                                                                       --------
NET ASSETS:
Portfolio capital of Advisor Shares
   (unlimited authorization -- no par value) based on
   2,753,805 outstanding shares of beneficial interest ..                26,698
Accumulated net investment loss .........................                   (82)
Accumulated net realized loss on investments ............                (6,695)
Net unrealized depreciation on foreign currency and translation
   of other assets and liabilities in foreign currency ..                    (1)
Net unrealized depreciation on investments ..............                (1,815)
                                                                       --------
Total Net Assets (100.0%)                                              $ 18,105
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Shares                                      $6.57
                                                                       =========
* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                                                               7

--------------------------------------------------------------------------------

EUROPEAN SOCIAL AWARENESS
FUND (CONCLUDED)
--------------------------------------------------------------------------------
At December 31, 2001, sector diversification of the Fund was as follows:

                                               % OF             VALUE
SECTOR DIVERSIFICATION                       NET ASSETS         (000)
----------------------                       ----------       ---------
FOREIGN COMMON STOCK
Banking                                         18.9%         $ 3,416
Telephones & Telecommunications                 15.2            2,758
Health Care/Pharmaceuticals                     12.4            2,236
Oil & Gas                                       10.4            1,890
Insurance                                       10.0            1,799
Food, Beverage & Tobacco                         6.6            1,198
Services                                         4.7              856
Electronic Components                            2.9              515
Computers & Software                             2.7              491
Construction Materials                           2.7              488
Cosmetics & Toiletries                           2.5              443
Electric-Integrated                              2.3              421
Multimedia                                       2.2              389
Publishing                                       2.0              368
Transportation                                   1.7              312
Finance                                          0.6              113
Retail                                           0.3               62
                                              ------          -------
TOTAL FOREIGN COMMON STOCK                      98.1           17,755
TIME DEPOSIT                                     0.3               51
                                              ------          -------
TOTAL INVESTMENTS                               98.4           17,806
OTHER ASSETS AND LIABILITIES, NET                1.6              299
                                              ------          -------

TOTAL NET ASSETS                               100.0%         $18,105
                                              ======          =======

                                             [Friends, Ivory Funds Logo Omitted]

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8


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                                                                              9


STATEMENTS OF OPERATIONS (000)
Friends Ivory Funds-- For the Six Month Period Ended
December 31, 2001 (Unaudited)

                                                                      European
                                                          Social        Social
                                                        Awareness     Awareness
                                                           Fund          Fund
                                                      -----------    -----------
INVESTMENT INCOME:
   Interest Income ...................................  $      4      $     --
   Dividend Income ...................................       103            97
   Less: Foreign Taxes Withheld ......................        (1)          (10)
                                                        --------      ---------
   Total Investment Income                                   106            87
                                                        --------      ---------
EXPENSES:
   Investment Advisory Fee ...........................        75            77
   Administration Fee ................................        43            43
   Custodian Fee .....................................         2            16
   Transfer Agent Fee ................................        13            12
   Professional Fees .................................        24            22
   Registration Fees .................................         9             8
   Printing Fees .....................................        10             9
   Trustee Fees ......................................         8             7
   Distribution Fees .................................        25            23
   Other Fees ........................................         1             3
                                                        --------      ---------
   Total Expenses ....................................       210           220
                                                        --------      ---------
   Less: Waiver of Investment Advisory Fee ...........       (75)          (66)
            Reimbursement by Investment Adviser ......       (10)           --
                                                        --------      ---------
   NET EXPENSES                                              125           154
                                                        --------      ---------
   NET INVESTMENT LOSS ..............................        (19)          (67)
                                                        --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net Realized Loss on Investments .................     (2,337)       (2,613)
   Net Realized Loss on Foreign Currency
       Transactions .................................         --           (15)
   Net Change in Unrealized Appreciation
       on Foreign Currency and
       Translation of Other Assets and Liabilities
       in Foreign Currency ..........................         --             2
   Net Change in Unrealized Appreciation
     on Investments .................................        654         1,621
                                                        --------      ---------
   Total Net Realized and Unrealized Loss
     on Investments .................................     (1,683)       (1,005)
                                                        --------      ---------
   NET DECREASE IN NET ASSETS
     FROM OPERATIONS ................................    $(1,702)      $(1,072)
                                                        ========      ========
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             [Friends, Ivory Funds Logo Omitted]

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10

STATEMENTS OF CHANGES IN NET ASSETS (000)
Friends Ivory Funds-- For the Six Month Period Ended December 31, 2001 (Unaudited) and the Year Ended June 30, 2001


                                                           Social                             European Social
                                                       Awareness Fund                         Awareness Fund
                                             -----------------------------------      --------------------------------
                                              07/01/01-           07/01/00-             07/01/01-           07/01/00-
                                              12/31/01             06/30/01             12/31/01            06/30/01
                                             -----------------------------------      --------------------------------
OPERATIONS:
   Net Investment Loss .....................   $   (19)           $   (101)              $   (67)            $  (86)
   Net Realized Loss on
     Investments ...........................    (2,337)             (1,206)               (2,613)            (3,753)
   Net Realized Loss
     on Foreign Currency
     Transactions ..........................        --                  --                   (15)               (31)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Foreign Currency and
     Translation of Other Assets
     and Liabilities in Foreign
     Currency ..............................        --                  --                     2                 (6)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ........................       654              (5,407)                1,621             (3,223)
                                               -------             -------               -------            -------
   Net Decrease in Net Assets
     from Operations .......................    (1,702)             (6,714)               (1,072)            (7,099)
                                               -------             -------               -------            -------
 DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income ...................        --                  --                    --                (85)
                                               -------             -------               -------            -------
    Total Distributions .....................       --                  --                    --                (85)
                                               -------             -------               -------            -------
 CAPITAL SHARE TRANSACTIONS:
   ADVISOR SHARES:
     Proceeds from Shares Issued ...........       385                 820                12,635             27,482
     In Lieu of Cash
       Distributions .......................        --                  --                    --                 73
     Cost of Repurchased Shares ............      (612)               (154)              (13,279)           (25,392)
                                               -------             -------               -------            -------
 INCREASE (DECREASE) IN NET ASSETS
   FROM ADVISOR SHARE
   TRANSACTIONS ............................      (227)                666                  (644)             2,163
                                               -------             -------               -------            -------
 Net Decrease in Net Assets .................    (1,929)             (6,048)              (1,716)            (5,021)
                                               -------             -------               -------            -------
 NET ASSETS:
   Beginning of Period .....................    21,667              27,715                19,821             24,842
                                               -------             -------               -------            -------
    End of Period ...........................  $19,738             $21,667               $18,105            $19,821
                                               =======             =======               =======            =======

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


                                                                                                                   11


                                                           Social                             European Social
                                                       Awareness Fund                         Awareness Fund
                                              ------------------------------            ----------------------------
                                              07/01/01-            07/01/00-            07/01/01-          07/01/00-
                                              12/31/01             06/30/01             12/31/01           06/30/01
                                              ------------------------------            -----------------------------
SHARES ISSUED AND REDEEMED:
   ADVISOR SHARES:
     Shares Issued ..........................       59                 101                 1,901              3,469
     Shares Issued in Lieu of
          Cash Distributions ................       --                  --                    --                  8
     Shares Redeemed ........................      (89)                (20)               (1,979)            (3,175)
                                               -------             -------              --------           --------
   Net Change in Capital Shares .............      (30)                 81                   (78)               302
                                               =======             =======              ========           ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  [Friends, Ivory Funds Logo Omitted]


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12

FINANCIAL HIGHLIGHTS
Friends Ivory Funds -- For the Six Month Period Ended December 31, 2001 (Unaudited) and the Year or Period Ended June 30, For a share outstanding throughout each period




                                                NET                            DISTRIBUTIONS
             NET ASSET           NET          REALIZED        DISTRIBUTIONS         FROM
                VALUE        INVESTMENT          AND             FROM NET         REALIZED        NET ASSET
            BEGINNING OF       INCOME        UNREALIZED         INVESTMENT        CAPITAL         VALUE END
               PERIOD          (LOSS)      GAINS (LOSSES)         INCOME            GAINS         OF PERIOD
           -------------     -----------   --------------     -------------    ---------------    ---------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
2001*            $ 7.37         $(0.01)          $(0.58)        $   --           $   --              $ 6.78
2001               9.70          (0.03)           (2.30)            --               --                7.37
2000(1)           10.00          (0.02)           (0.28)            --               --                9.70

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
2001*            $ 7.00         $(0.03)          $(0.40)        $   --           $   --              $ 6.57
2001               9.82          (0.04)           (2.75)            (0.03)           --                7.00
2000(2)           10.00           0.03            (0.21)            --               --                9.82

  * FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN
    ANNUALIZED.
 ++ INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS AND WAIVERS.
(1) SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/28/99. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) EUROPEAN SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/31/99. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                                                                13


                                                                            RATIO OF        RATIO OF        RATIO OF
                                                                            EXPENSES           NET        NET INVESTMENT
                                                           RATIO OF         TO AVERAGE     INVESTMENT    INCOME (LOSS) TO
                                                           EXPENSES        NET ASSETS     INCOME (LOSS) AVERAGE NET ASSETS
                                            RATIO OF      TO AVERAGE        (EXCLUDING      TO AVERAGE     (EXCLUDING
                         NET ASSETS         EXPENSES      NET ASSETS       WAIVERS AND      NET ASSETS      WAIVERS AND   PORTFOLIO
             TOTAL        END OF          TO AVERAGE      (INCLUDING        DIRECTED       (INCLUDING       DIRECTED      TURNOVER
            RETURN+    PERIOD (000)       NET ASSETS++      WAIVERS)        BROKERAGE)       WAIVERS)       BROKERAGE)       RATE
           --------    ------------       ------------     ----------      ----------      -----------  ----------------  ----------
SOCIAL AWARENESS FUND
---------------------
Advisor Shares
2001*         (8.01)%    $19,738               1.25%         1.25%            2.10%           (0.20)%        (1.05)%         27%
2001         (24.02)      21,667               1.25          1.26             1.85            (0.42)         (1.01)          34
2000(1)       (3.00)      27,715               1.24          1.24             1.83            (0.44)         (1.03)          26

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
2001*         (6.14)%    $18,105               1.70%         1.70%            2.43%           (0.74)%        (1.47)%         52%
2001         (28.45)      19,821               1.70          1.70             2.00            (0.38)         (0.68)          61
2000(2)       (1.80)      24,842               1.70          1.70             2.18             0.19          (0.29)          11


                                             [Friends, Ivory Funds Logo Omitted]

14

NOTES TO FINANCIAL STATEMENTS
Friends Ivory Funds -- December 31, 2001 (Unaudited)

1.  ORGANIZATION

   Friends Ivory Funds (the "Trust") was organized as a Delaware business trust on September 29, 1999. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of two Funds: the Social Awareness Fund and the European Social Awareness Fund (collectively the "Funds", and each of these, a "Fund"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds are authorized to offer an unlimited number of shares of beneficial interest with no par value. Friends Ivory & Sime, Inc.(the "Adviser") absorbed all expenses of organizing the Trust.

   The Trust offers Advisor shares. Advisor shares are subject to rule 12b-1 distribution fees of 0.25% per year.


2.  SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION: Securities listed on an exchange are valued at the last quoted sales price as of the close of the New York Stock Exchange on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and ask prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.
   Securities listed on a foreign exchange may trade on weekends or other days when the Fund does not calculate an NAV. As a result, the market value of these fund investments may change on days when you cannot buy and hold shares of the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of the Funds are declared

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                                                                              15

and paid at least annually. Any net realized capital gains will be distributed at least annually for the Funds.

FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of taxable income and gains to its shareholders which will be sufficient to relieve it from all federal income taxes. Therefore, no provision for federal income tax has been made.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

FOREIGN CURRENCY TRANSLATION: The books and records of the European Social Awareness Fund are maintained in U.S. dollars on the following basis:

  (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.
   The European Social Awareness Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

   The European Social Awareness Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on July 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

                                             [Friends, Ivory Funds Logo Omitted]

16

Friends Ivory Funds -- December 31, 2001 (Unaudited)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

   Under an Investment Advisory Agreement with the Trust, Friends Ivory & Sime, plc serves as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser receives an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: Social Awareness Fund, 0.75%; and European Social Awareness Fund, 0.85%. The Adviser has agreed, on a voluntary basis, to waive all or a portion of its investment advisory fee and to reimburse expenses in order to keep total operating expenses from exceeding 1.25% and 1.70%, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at anytime.

   Under an Administration Agree-ment with the Trust, SEI Investments Mutual Funds Services (the "Adminis-trator") provides the Trust with overall administrative and accounting services. For its services, the Administrator receives an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.15% up to $100 million; 0.12% from $100 million to $300 million; 0.10% from $300 million to $600 million; and 0.08% in excess of $600 million. Each Fund pays the Administrator a minimum annual fee of $85,000 and a minimum of $10,000 per each additional class.

   Under a Distribution Agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") provides the Trust with distribution services.

   The Social Awareness Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. Under this arrangement, the Funds had no reduction of expenses for the six month period ended December 31, 2001.

DISTRIBUTION OF FUND SHARES: Each Fund has adopted a distribution plan for Advisor Shares that allows the Fund to pay distribution fees for the sale and distribution of Advisor Shares.

   Distributions fees for Advisor Shares, as a percentage of average daily net assets, are 0.25% for each Fund.

   Under a Custodian Agreement with the Trust, JPMorgan Chase serves as custodian for the assets of the Trust.

   Each Trustee receives an annual fee of $9,000 ($2,000 per in-person board meeting and $1,000 per telephonic board meeting) and reimbursement of out-of-pocket expenses. Such fees are paid for services rendered to all of the



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   Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Adviser, Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

4. INVESTMENT TRANSACTIONS
   During the six month period ended December 31, 2001, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:
                     PURCHASES    SALES
                       (000)      (000)
                    ----------   ------
Social Awareness
 Fund .............. $ 5,307   $ 5,529
European Social
 Awareness Fund ....   9,386     9,223
   For federal income tax purposes, the cost of securities owned at December 31, 2001 were not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at December 31, 2001 is as follows:

                                    EUROPEAN
                        SOCIAL       SOCIAL
                      AWARENESS     AWARENESS
                        FUND          FUND
                      ----------    ----------
Aggregate Gross
   Appreciation (000)  $ 1,158      $   489
Aggregate Gross
    Depreciation (000)  (5,509)      (2,304)
                       -------      -------
Net (000)              $(4,351)     $(1,815)
                       =======      =======

5.  MARKET AND CREDIT RISK
   Some countries in which the European Social Awareness Fund may invest, require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
   The securities exchange of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                                             [Friends, Ivory Funds Logo Omitted]

FUND

Friends Ivory Funds
P.O. Box 446
Portland, Maine 04112

INVESTMENT ADVISER

Friends Ivory & Sime plc
100 Wood Street
London EC2V 7AN
England

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Mutual Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

TO OBTAIN MORE INFORMATION:
Call 1-800-481-4404


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.








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